EMPLOYEE BENEFIT PLANS - Change in PBO and Assets and Reconciliations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Current liabilities	$ (57)	$ (8,444)
Noncurrent liabilities	(1,349)	(1,441)
Pension Benefits
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	63,142	70,062
Service cost	0	0	$ 0
Interest cost	535	3,374	2,434
Actuarial (gain) loss	(5,046)	4,356
Benefits paid	(742)	(3,924)
Expenses paid	(10)	(653)
Settlement	(57,879)	(10,073)
Projected benefit obligation at end of year	0	63,142	70,062
Change in Plan Assets
Fair value of plan assets at beginning of year	54,750	62,843
Actual return on plan assets	603	6,356
Employer contributions	3,441	201
Benefits paid	(742)	(3,924)
Other expense	(173)	(653)
Settlement	(57,879)	(10,073)
Fair value of plan assets at end of year	0	54,750	62,843
Funded Status at End of Year
Net accrued benefit cost	0	(8,392)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Current liabilities	0	(8,392)
Noncurrent liabilities	0	0
Net amount recognized	0	(8,392)
Postretirement
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	1,491	1,421
Service cost	3	4	7
Interest cost	70	70	51
Actuarial (gain) loss	(145)	10
Benefits paid	(15)	(14)
Expenses paid	0	0
Settlement	0	0
Projected benefit obligation at end of year	1,404	1,491	1,421
Change in Plan Assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	15	14
Benefits paid	(15)	(14)
Other expense	0	0
Settlement	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded Status at End of Year
Net accrued benefit cost	(1,404)	(1,491)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Current liabilities	(57)	(52)
Noncurrent liabilities	(1,347)	(1,439)
Net amount recognized	$ (1,404)	$ (1,491)